Business Combinations - Additional Information (Details) - USD ($)	Oct. 31, 2017	Jun. 12, 2017	Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Shares issued as part of consideration paid			36,346,645
Fashion Concierge UK Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	100.00%
Shares issued as part of consideration paid	45,000
Percentage of consideration paid	100.00%
Fair value of shares issued as part of consideration paid	$ 2,183,000
Acquisition-related costs	$ 123,000
Style.com
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		100.00%
Shares issued as part of consideration paid		258,265
Percentage of consideration paid		100.00%
Fair value of shares issued as part of consideration paid		$ 12,411,000
Acquisition-related costs		$ 557,000
Style.com | Trademarks and Domain Name
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets		10 years
Style.com | Customer List
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets		3 years